E. INCOME TAXES	12 Months Ended
Jun. 25, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

Provision for income taxes from continuing operations consists of the following (in thousands):

	Fiscal Year Ended
<BTB>	June 25,	June 26,
   	2017	2016
Current - Federal	$—	$—
Current - Foreign	—	—
Current - State	53	4
Deferred - Federal	—	2,764
Deferred - State	—	(114)
Provision for income taxes	$53	$2,654

Discontinued operations had no material impact on provision for income taxes for fiscal years ended June 25, 2017 and June 26, 2016.

The effective income tax rate varied from the statutory rate for the fiscal years ended June 25, 2017 and June 26, 2016 as reflected below (in thousands):

<BTB>	June 25,	June 26,
	2017	2016
Federal income taxes based on 34%
of pre-tax loss	$(4,119)	$(1,983)
State income tax, net of federal effect	35	30
Permanent adjustments	24	19
Valuation allowance	4,019	4,757
Other	94	(169)
	$53	$2,654

The tax effects of temporary differences that give rise to the net deferred tax assets consisted of the following (in thousands):

<BTB>	June 25,	June 26,
	2017	2016

Current
Reserve for bad debt	$89	$70
Deferred fees	27	105
Other reserves and accruals	1,323	1,246
	1,439	1,421
Non Current
Credit carryforwards	199	747
Net operating loss carryforwards	4,799	197
Depreciable assets	2,585	2,526

Total gross deferred tax asset	9,022	4,891

Valuation allowance	(9,022)	(4,891)

Net deferred tax asset	$-	$-

       At the end of tax year ended June 25, 2017, the Company had net operating loss carryforwards totaling $13.6 million that are available to reduce future taxable income and will begin to expire in 2032.

The Company continually reviews the reliability of its deferred tax assets, including an analysis of factors such as future taxable income, reversal of existing taxable temporary differences, and tax planning strategies. In fiscal 2016, the Company recorded a $4.9 million valuation allowing against its net deferred tax assets. The valuation allowance was increased by $4.1 million in fiscal 2017 to $9.0 million as of June 25, 2017. The Company assessed whether a valuation allowance should be established against its deferred tax assets based on consideration of all available evidence, using a “more likely than not” standard.

In assessing the need for a valuation allowance, the Company considered both positive and negative evidence related to the likelihood of realization of deferred tax assets. In making such an assessment, more weight was given to the evidence that could be objectively verified, including recent cumulative losses. Future sources of taxable income were also considered in determining the amount of the recorded valuation allowance. Based on the Company’s review of this evidence, management determined that a full valuation allowance against all of the Company’s deferred tax assets was appropriate.